Derivative Liabilities: Schedule of Derivative Assets at Fair Value (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Derivative Assets at Fair Value

Total
$
Derivative liabilities as at March 31, 2017	$ 2,163,884

Derivative fair value at issuance	$ 3,569,249

Transferred to equity upon conversion of notes (Notes 5 and 7)	$ (1,700,949)

Change in fair value of derivatives	$ 42,128

Derivative liabilities as at June 30, 2017 (pre-adoption)	$ 4,074,312

Adjustments relating to adoption of ASU 2017-11

Reversal of fair value	(21,540)

Transferred to accumulated deficit	(483,524)

Transferred to additional paid-in-capital	(3,569,248)

Derivative liabilities as at September 30, 2017 (post-adoption)	-

	Convertible Notes	Broker Warrants	Private Placement Investor Warrants	Total
	$	$	$	$
Derivative liabilities as at December 31, 2015	480,952	80,268	-	561,220
Derivative fair value at issuance (Note 5)	1,155,660	-	-	1,155,660
Transferred to equity upon conversion of notes (Notes 5 and 7)	(1,538,934)	-	-	(1,538,934)
Change in fair value of derivatives	1,325,972	7,440	-	1,333,412
Derivative liabilities as at December 31, 2016	1,423,650	87,708	-	1,511,358
Derivative fair value at issuance	233,597	104,627	339,308	677,532
Change in fair value of derivatives	23,114	(48,114)	(6)	(25,006)
Derivative liabilities as at March 31, 2017	1,680,361	144,221	339,302	2,163,884